SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Metal sales	$ 3,497.3	$ 3,212.6
Cost of sales
Production cost of sales	1,778.9	1,860.5
Depreciation, depletion and amortization	731.3	772.4
Reversals of impairment charges	(361.8)
Total cost of sales	2,148.4	2,632.9
Gross profit	1,348.9	579.7
Other operating expense (income)	108.5	137.0
Exploration and business development	113.5	109.2
General and administrative	135.8	133.0
Operating earnings	991.1	200.5
Other income (expense) - net	72.6	3.2
Equity in earnings (losses) of joint ventures, net	0.1	(0.3)
Finance income	7.9	11.0
Finance expense	(107.9)	(101.2)
Earnings before tax	963.8	113.2
Property, plant and equipment	6,340.0	5,519.1
Total assets	9,076.0	8,063.8
Capital expenditures (accrual basis)	1,207.3	1,098.3
Corporate and other
Revenue
Metal sales		1.1
Cost of sales
Depreciation, depletion and amortization	8.7	6.3
Total cost of sales	8.7	6.3
Gross profit	(8.7)	(5.2)
Other operating expense (income)	33.2	36.7
Exploration and business development	59.8	58.0
General and administrative	135.8	133.0
Operating earnings	(237.5)	(232.9)
Property, plant and equipment	380.9	340.9
Total assets	1,030.1	914.8
Capital expenditures (accrual basis)	27.1	5.8
Fort Knox
Revenue
Metal sales	279.6	325.5
Cost of sales
Production cost of sales	213.7	214.4
Depreciation, depletion and amortization	90.3	109.7
Total cost of sales	304.0	324.1
Gross profit	(24.4)	1.4
Other operating expense (income)	25.1	38.2
Exploration and business development	3.4	4.7
Operating earnings	(52.9)	(41.5)
Property, plant and equipment	421.1	363.3
Total assets	633.2	590.1
Capital expenditures (accrual basis)	149.3	95.1
Round Mountain
Revenue
Metal sales	502.2	483.9
Cost of sales
Production cost of sales	250.6	277.6
Depreciation, depletion and amortization	39.8	51.0
Total cost of sales	290.4	328.6
Gross profit	211.8	155.3
Other operating expense (income)	(0.3)
Exploration and business development	4.8	1.2
Operating earnings	207.3	154.1
Property, plant and equipment	653.7	433.9
Total assets	846.8	583.9
Capital expenditures (accrual basis)	241.5	196.5
Bald Mountain
Revenue
Metal sales	249.2	403.9
Cost of sales
Production cost of sales	136.6	174.1
Depreciation, depletion and amortization	79.5	99.7
Total cost of sales	216.1	273.8
Gross profit	33.1	130.1
Other operating expense (income)	7.8	7.9
Exploration and business development	12.6	11.5
Operating earnings	12.7	110.7
Property, plant and equipment	685.1	513.5
Total assets	862.5	686.1
Capital expenditures (accrual basis)	249.3	161.1
Paracatu
Revenue
Metal sales	856.3	663.1
Cost of sales
Production cost of sales	412.3	430.5
Depreciation, depletion and amortization	163.4	148.9
Reversals of impairment charges	(200.7)
Total cost of sales	375.0	579.4
Gross profit	481.3	83.7
Other operating expense (income)	(10.9)	13.8
Operating earnings	492.2	69.9
Property, plant and equipment	1,748.1	1,585.8
Total assets	2,024.0	1,832.8
Capital expenditures (accrual basis)	113.5	96.0
Maricunga
Revenue
Metal sales	61.2	113.6
Cost of sales
Production cost of sales	31.5	65.7
Depreciation, depletion and amortization	1.7	4.0
Total cost of sales	33.2	69.7
Gross profit	28.0	43.9
Other operating expense (income)	17.0	(1.3)
Exploration and business development	0.1	0.1
Operating earnings	10.9	45.1
Property, plant and equipment	40.6	39.5
Total assets	58.5	126.6
Kupol
Revenue
Metal sales	734.4	627.7
Cost of sales
Production cost of sales	314.1	288.2
Depreciation, depletion and amortization	125.1	133.5
Total cost of sales	439.2	421.7
Gross profit	295.2	206.0
Other operating expense (income)	(8.9)	(0.4)
Exploration and business development	23.0	19.2
Operating earnings	281.1	187.2
Property, plant and equipment	332.8	418.4
Total assets	1,053.4	1,054.9
Capital expenditures (accrual basis)	39.7	63.6
Tasiast
Revenue
Metal sales	532.8	307.8
Cost of sales
Production cost of sales	230.4	237.3
Depreciation, depletion and amortization	130.2	95.5
Reversals of impairment charges	(161.1)
Total cost of sales	199.5	332.8
Gross profit	333.3	(25.0)
Other operating expense (income)	46.4	52.4
Exploration and business development	1.8	8.5
Operating earnings	285.1	(85.9)
Property, plant and equipment	1,924.8	1,591.6
Total assets	2,312.5	1,940.6
Capital expenditures (accrual basis)	370.5	454.7
Chirano
Revenue
Metal sales	281.6	286.0
Cost of sales
Production cost of sales	189.7	172.7
Depreciation, depletion and amortization	92.6	123.8
Total cost of sales	282.3	296.5
Gross profit	(0.7)	(10.5)
Other operating expense (income)	(0.9)	(10.3)
Exploration and business development	8.0	6.0
Operating earnings	(7.8)	(6.2)
Property, plant and equipment	152.9	232.2
Total assets	255.0	334.0
Capital expenditures (accrual basis)	$ 16.4	$ 25.5